LEASES - Schedule of Maturities of Lease Liabilities (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Leases [Abstract]
2023	$ 4,260
2024	3,603
2025	3,579
2026	3,281
2027 and thereafter	13,384
Total undiscounted lease payments	28,107
Imputed interest	6,736
Present value of lease liabilities	$ 21,371